RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2025
RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

29 RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

		Cash Flows			Non-cash changes
	At beginning of year	Proceeds from borrowings	Payments		Interest expenses	Capitalization of new lease	Conversion of ordinary shares	Fair value changes		At end of year
	S$	S$	S$		S$	S$		S$		S$

2025
Bank loan	431,960	-	(40,766	)#	18,309	-	-	-		409,503
Warrant liabilities	11,945	-	-		-	-	-	13,119	^	25,064
Lease liabilities	31,290	-	(15,083	)*	2,597	54,255	-	-		73,059

2024
Bank loan	441,698	-	(29,422	)#	19,684	-	-	-		431,960
Warrant liabilities	146,613	-	-		-	-	-	(134,668	)^	11,945
Lease liabilities	6,324	-	(10,403	)*	629	34,740	-	-		31,290

2023
Bank loan	503,606	-	(82,672	)#	20,764	-	-	-		441,698
Warrant liabilities	-	-	-		-	-	(73,930)	220,543	^	146,613
Third party loan	300,000	-	(304,266)		4,266	-	-	-		-
Convertible loans	3,401,237	-	(25,753)		25,753	-	(3,499,991)	98,754		-
Lease liabilities	14,419	-	(8,594	)*	499	-	-	-		6,324

^	Includes exchange realignment of S$3,302, S$3,624 and S$ Nil of warrant liabilities for the year ended December 31, 2023, 2024 and 2025 respectively.

#	Includes exchange realignment of S$28,924, S$25,044 and S$16,037 of bank borrowings for the year ended December 31, 2023, 2024 and 2025 respectively.

*	Includes exchange realignment of S$653, S$23 and S$2,560 of lease liabilities for the years ended December 31, 2023, 2024 and 2025, respectively.

Other significant non-cash transactions arising from the financing activities in the Consolidated Statements of Cash Flows were as follows:

During the financial year ended December 31, 2024, the Group had the following significant non-cash transactions:

Capitalization of S$73,930 warrant reserve to share capital after the issuance of shares.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025